Retirement Benefits	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Retirement Benefits
Retirement Benefits

PSE has a defined benefit pension plan covering substantially all PSE employees.  Pension benefits earned are a function of age, salary, years of service and, in the case of employees in the cash balance formula plan, the applicable annual interest crediting rates.  PSE also maintains a non-qualified Supplemental Executive Retirement Plan (SERP) for its key senior management employees.  In addition to providing pension benefits, PSE provides group health care and life insurance benefits for certain retired employees.  These benefits are provided principally through an insurance company.  The insurance premiums, paid primarily by retirees, are based on the benefits provided during the year.
The February 6, 2009 merger of Puget Energy with Puget Holdings triggered a new basis of accounting for PSE’s retirement benefit plans in the Puget Energy consolidated financial statements.  Such purchase accounting adjustments associated with the remeasurement of the retirement plans are recorded at Puget Energy.
The following tables summarize the Company’s net periodic benefit cost for the three and six months ended June 30, 2012 and 2011:

Puget Energy
Three Months Ended June 30,	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2012	2011	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$4,229	$4,059	$268	$310	$32	$31
Interest cost	6,551	6,630	538	548	188	204
Expected return on plan assets	(9,101)	(8,860)	—	—	(109)	(125)
Amortization of prior service cost	(495)	(495)	—	—	—	—
Amortization of net loss (gain)	234	—	176	90	17	1
Net periodic benefit cost	$1,418	$1,334	$982	$948	$128	$111

Puget Energy
Six Months Ended June 30,	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2012	2011	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$8,463	$8,119	$537	$620	$70	$62
Interest cost	12,993	13,259	1,076	1,096	375	409
Expected return on plan assets	(18,102)	(17,720)	—	—	(218)	(250)
Amortization of prior service cost	(990)	(990)	—	—	—	—
Amortization of net loss (gain)	384	—	351	180	27	1
Net periodic benefit cost	$2,748	$2,668	$1,964	$1,896	$254	$222

Puget Sound Energy
Three Months Ended June 30,	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2012	2011	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$4,229	$4,059	$268	$310	$32	$31
Interest cost	6,551	6,630	538	548	188	204
Expected return on plan assets	(10,434)	(11,056)	—	—	(109)	(125)
Amortization of prior service cost	(393)	(394)	74	141	9	16
Amortization of net loss (gain)	3,790	2,695	358	298	(63)	(109)
Amortization of transition obligation	—	—	—	—	12	13
Net periodic benefit cost	$3,743	$1,934	$1,238	$1,297	$69	$30

Puget Sound Energy
Six Months Ended June 30,	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2012	2011	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$8,463	$8,119	$537	$620	$70	$62
Interest cost	12,993	13,259	1,076	1,096	375	409
Expected return on plan assets	(20,767)	(22,112)	—	—	(217)	(250)
Amortization of prior service cost	(787)	(786)	146	281	18	31
Amortization of net loss (gain)	7,508	5,389	716	598	(123)	(217)
Amortization of transition obligation	—	—	—	—	25	25
Net periodic benefit cost	$7,410	$3,869	$2,475	$2,595	$148	$60

The following table summarizes the Company’s change in benefit obligation for the periods ended June 30, 2012 and December 31, 2011:

Puget Energy and Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
(Dollars in Thousands)	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011
Change in benefit obligation:
Benefit obligation at beginning of period	$565,997	$532,615	$48,370	$44,322	$16,436	$16,579
Service cost	8,463	15,822	537	1,241	70	113
Interest cost	12,993	26,263	1,076	2,192	375	807
Actuarial loss/(gain)	2,030	18,485	—	4,467	(132)	384
Benefits paid	(20,950)	(27,188)	(4,271)	(2,687)	(866)	(1,855)
Medicare part D subsidiary received	—	—	—	—	505	408
Curtailment loss/(gain)[1]	—	—	—	(1,165)	—	—
Benefit obligation at end of period	$568,533	$565,997	$45,712	$48,370	$16,388	$16,436
__________

[1]	A curtailment gain was recognized in OCI due to the plan amendment that ceased SERP benefits for non-officers still in the plan as of December 31, 2011.

The fair value of the Company’s qualified pension plan assets was $498.7 million and $479.8 million at June 30, 2012 and December 31, 2011, respectively.
The aggregate expected contributions by the Company to fund the qualified pension plan, SERP and the other postretirement plans for the year ending December 31, 2012 are expected to be at least $18.8 million, $6.1 million and $0.9 million, respectively. During the three months ended June 30, 2012, the Company contributed $5.7 million, $0.4 million and $0.1 million to fund the qualified pension plan, SERP and the other postretirement plan, respectively. During the six months ended June 30, 2012, the Company contributed $11.4 million, $4.3 million and $0.5 million to fund the qualified pension plan, SERP and the other postretirement plan, respectively.

Retirement Benefits

PSE has a defined benefit pension plan covering substantially all PSE employees.  Pension benefits earned are a function of age, salary and years of service.  PSE also maintains a non-qualified Supplemental Executive Retirement Plan (SERP) for its key senior management employees.  In addition to providing pension benefits, PSE provides certain health care and life insurance benefits for employees.  These benefits are provided principally through an insurance company.  The insurance premiums are based on the benefits provided during the year, and are paid primarily by retirees.
The February 6, 2009 merger of Puget Energy with Puget Holdings triggered a new basis of accounting for PSE’s retirement benefit plans in the Puget Energy consolidated financial statements.  Such purchase accounting adjustments associated with the remeasurement of retirement plans are recorded at Puget Energy.
The following tables summarize Puget Energy’s change in benefit obligation, change in plan assets, net periodic benefit cost and other changes in OCI for the years ended December 31, 2011 and 2010:

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits			Other Benefits
(Dollars in Thousands)	2011	2010	2011		2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of period	$532,615	$504,786	$44,322		$39,152	$16,579	$15,953
Service cost	15,822	16,089	1,241		1,024	113	106
Interest cost	26,263	27,975	2,192		2,165	807	880
Amendment	—	(21,866)	—		—	—	—
Actuarial loss	18,485	32,163	4,467		3,663	384	867
Benefits paid	(27,188)	(26,532)	(2,687)		(1,682)	(1,855)	(2,030)
Medicare part D subsidy received	—	—	—		—	408	803
Curtailment loss/(gain)	—	—	(1,165)	1	—	—	—
Benefit obligation at end of period	$565,997	$532,615	$48,370		$44,322	$16,436	$16,579
_________________

1.	A curtailment gain was recognized in OCI due to the plan amendment that ceased SERP benefits for non-officers still in the plan as of December 31, 2011.

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2011	2010	2011	2010	2011	2010
Change in plan assets:
Fair value of plan assets at beginning of period	$526,469	$485,689	$—	$—	$8,288	$8,790
Actual return on plan assets	(24,495)	55,312	—	—	(170)	1,140
Employer contribution	5,000	12,000	2,687	1,682	943	388
Benefits paid	(27,188)	(26,532)	(2,687)	(1,682)	(1,855)	(2,030)
Fair value of plan assets at end of period	$479,786	$526,469	$—	$—	$7,206	$8,288
Funded status at end of period	$(86,211)	$(6,146)	$(48,370)	$(44,322)	$(9,230)	$(8,291)

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2011	2010	2011	2010	2011	2010
Amounts recognized in Statement of Financial Position consist of:
Current liabilities	$—	$—	$(6,137)	$(3,506)	$(468)	$(44)
Noncurrent liabilities	(86,211)	(6,146)	(42,233)	(40,816)	(8,762)	(8,247)
Total	$(86,211)	$(6,146)	$(48,370)	$(44,322)	$(9,230)	$(8,291)
Amounts recognized in Accumulated Other Comprehensive Income consist of:
Net loss/(gain)	$34,781	$(43,544)	$8,038	$5,095	$282	$(820)
Prior service cost	(19,721)	(21,701)	—	—	—	—
Total	$15,060	$(65,245)	$8,038	$5,095	$282	$(820)

	Qualified Pension Benefits
Puget Energy	Successor			Predecessor
(Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
Components of net periodic benefit cost:
Service cost	$15,822	$16,089	$12,469	$1,090
Interest cost	26,263	27,975	25,912	2,302
Expected return on plan assets	(35,344)	(32,941)	(27,583)	(3,585)
Amortization of prior service cost/(credit)	(1,980)	(165)	—	95
Amortization of net loss	—	70	—	269
Net periodic benefit cost	$4,761	$11,028	$10,798	$171

	SERP Pension Benefits
Puget Energy	Successor			Predecessor
(Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
Components of net periodic benefit cost:
Service cost	$1,241	$1,024	$951	$89
Interest cost	2,192	2,165	2,178	193
Amortization of prior service cost	—	—	—	51
Amortization of net loss/(gain)	360	—	—	74
Net periodic benefit cost	$3,793	$3,189	$3,129	$407

	Other Benefits
Puget Energy	Successor			Predecessor
(Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
Components of net periodic benefit cost:
Service cost	$113	$106	$114	$11
Interest cost	806	880	894	89
Expected return on plan assets	(502)	(510)	(379)	(37)
Amortization of prior service cost	—	—	—	7
Amortization of net loss/(gain)	(46)	(67)	—	(15)
Amortization of transition obligation	—	—	—	4
Net periodic benefit cost	$371	$409	$629	$59

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2011	2010	2011	2010	2011	2010
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Net loss/(gain)	$78,324	$9,791	$3,302	$3,663	$1,056	$236
Amortization of net loss/(gain)	—	(70)	(360)	—	46	67
Prior service credit	—	(21,866)	—	—	—	—
Amortization of prior service credit	1,980	165	—	—	—	—
Total change in other comprehensive income for year	$80,304	$(11,980)	$2,942	$3,663	$1,102	$303

The estimated net/(loss) gain and prior service/(cost) credit for the pension plans that will be amortized from accumulated OCI into net periodic benefit cost in 2012 are $(0.6) million and $2.0 million, respectively.  The estimated net (loss)/gain and prior service (cost)/credit for the SERP that will be amortized from accumulated OCI into net periodic benefit cost in 2012 are $(0.7) million and zero, respectively.  The estimated net (loss)/gain, prior service cost/(credit) and transition/(obligation) asset for the other postretirement plans that will be amortized from accumulated OCI into net periodic benefit cost in 2012 are immaterial. The following tables summarize PSE’s change in benefit obligation, change in plan assets, net periodic benefit cost and other changes in OCI for the years ended December 31, 2011 and 2010:

Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits			Other Benefits
(Dollars in Thousands)	2011	2010	2011		2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of period	$532,615	$504,786	$44,322		$39,152	$16,579	$15,953
Service cost	15,822	16,089	1,241		1,024	113	106
Interest cost	26,263	27,975	2,192		2,165	807	880
Amendment	—	(21,866)	—		—	—	—
Actuarial loss/(gain)	18,485	32,163	4,467		3,663	384	867
Benefits paid	(27,188)	(26,532)	(2,687)		(1,682)	(1,855)	(2,030)
Medicare part D subsidiary received	—	—	—		—	408	803
Curtailment loss/(gain)	—	—	(1,165)	1	—	—	—
Benefit obligation at end of period	$565,997	$532,615	$48,370		$44,322	$16,436	$16,579
_________________

1.	A curtailment gain was recognized in OCI due to the plan amendment that ceased SERP benefits for non-officers still in the plan as of December 31, 2011.

Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2011	2010	2011	2010	2011	2010
Change in plan assets:
Fair value of plan assets at beginning of period	$526,469	$485,689	$—	$—	$8,288	$8,790
Actual return on plan assets	(24,495)	55,312	—	—	(170)	1,140
Employer contribution	5,000	12,000	2,687	1,682	943	388
Benefits paid	(27,188)	(26,532)	(2,687)	(1,682)	(1,855)	(2,030)
Fair value of plan assets at end of period	$479,786	$526,469	$—	$—	$7,206	$8,288
Funded status at end of period	$(86,211)	$(6,146)	$(48,370)	$(44,322)	$(9,230)	$(8,291)

Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2011	2010	2011	2010	2011	2010
Amounts recognized in Statement of Financial Position consist of:
Current liabilities	$—	$—	$(6,137)	$(3,506)	$(468)	$(44)
Noncurrent liabilities	(86,211)	(6,146)	(42,233)	(40,816)	(8,762)	(8,247)
Total	$(86,211)	$(6,146)	$(48,370)	$(44,322)	$(9,230)	$(8,291)
Amounts recognized in Accumulated Other Comprehensive Income consist of:
Net loss/(gain)	$264,098	$187,240	$13,878	$11,770	$(2,955)	$(4,492)
Prior service cost/(credit)	(15,671)	(17,245)	305	867	72	134
Transition obligations	—	—	—	—	50	100
Total	$248,427	$169,995	$14,183	$12,637	$(2,833)	$(4,258)

Puget Sound Energy	Qualified Pension Benefits			SERP Pension Benefits			Other Benefits
(Dollars in Thousands)	2011	2010	2009	2011	2010	2009	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$15,822	$16,089	$14,141	$1,241	$1,024	$1,068	$113	$106	$125
Interest cost	26,263	27,975	27,734	2,192	2,165	2,315	806	880	960
Expected return on plan assets	(44,128)	(43,892)	(43,453)	—	—	—	(502)	(509)	(455)
Amortization of prior service cost/(credit)	(1,573)	548	1,134	563	562	616	63	132	83
Amortization of net loss/(gain)	10,250	7,325	3,702	1,194	769	886	(481)	(553)	(460)
Amortization of transition obligation	—	—	—	—	—	—	50	50	50
Net periodic benefit cost	$6,634	$8,045	$3,258	$5,190	$4,520	$4,885	$49	$106	$303

Puget Sound Energy	Qualified Pension Benefit		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2011	2010	2011	2010	2011	2010
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Net loss/(gain)	$87,108	$20,743	$3,302	$3,663	$1,056	$236
Amortization of net (loss)/gain	(10,250)	(7,325)	(1,194)	(769)	481	553
Prior service cost/(credit)	—	(21,867)	—	—	—	—
Amortization of prior service cost/(credit)	1,573	(546)	(562)	(562)	(62)	(132)
Amortization of transition obligation	—	—	—	—	(50)	(50)
Total change in other comprehensive income for year	$78,431	$(8,995)	$1,546	$2,332	$1,425	$607

The estimated net (loss)/gain and prior service (cost)/credit for the pension plans that will be amortized from accumulated OCI into net periodic benefit cost in 2012 are $(14.9) million and $1.6 million, respectively.  The estimated net loss/(gain) and prior service (cost)/credit for the SERP that will be amortized from accumulated OCI into net periodic benefit cost in 2012 are $(1.4) million and $(0.3) million, respectively.  The estimated net (loss)/gain for the other postretirement plan that will be amortized from accumulated OCI into net periodic benefit cost in 2012 is $0.2 million and prior service (cost)/credit and transition (obligation)/asset for the other postretirement plans are immaterial.
The aggregate expected contributions by the Company to fund the retirement plan, SERP and the other postretirement plans for the year ending December 31, 2012 are expected to be at least $22.8 million, $6.1 million and $0.9 million, respectively.
As a result of the Patient Protection and Affordable Care Act of 2010, PSE recorded a one-time tax expense of $0.8 million during the three months ended March 31, 2010, related to a Medicare D subsidy that PSE receives.  These subsidies have been non-taxable in the past and will be subject to federal income taxes after 2012 as a result of the legislation.
As part of PSE’s contract with the International Brotherhood of Electrical Workers (IBEW) Local 77 union, which took effect September 1, 2010, the benefit calculation formula changed for Company employees covered by the contract.  IBEW represented employees hired after August 31, 2010 and employees not vested in a plan benefit as of July 31, 2010 participate in the cash balance formula of the retirement program, with any accrued benefit converted to a beginning cash balance account.  Employees who were vested in a plan benefit as of July 31, 2010 had a choice to convert to the cash balance formula or remain on a final average earnings formula based on qualified pay and years of service.  All employees accruing benefits under the cash balance formula receive the same investment plan match and Company contribution.  Effective December 1, 2010, the IBEW represented employees who accrue benefits under the cash balance formula receive a higher matching contribution and an additional Company contribution as compared to IBEW represented employees who are covered by the final average earnings formula.  These are the same formulas applied to non-union represented employees.  IBEW represented employees who were rehired after August 31, 2010, will accrue future benefits under the cash balance formula and will be able to elect to convert their prior benefits to the cash balance formula.  As a result of these changes to the IBEW contract, approximately 88.0% of the employees are in the cash balance formula and approximately 12.0% of the employees are in the final average earnings formula.

Assumptions
In accounting for pension and other benefit obligations and costs under the plans, the following weighted-average actuarial assumptions were used by the Company:

	Qualified Pension Benefits				SERP Pension Benefits				Other Benefits
Benefit Obligation Assumptions	2011	2010	2009		2011	2010	2009		2011	2010	2009
Discount rate [1]	4.75%	5.15%	5.75%		4.75%	5.15%	5.75%		4.75%	5.15%	5.75%
Rate of compensation increase	4.50%	4.50%	4.50%		4.50%	4.50%	4.50%		4.50%	4.50%	4.50%
Medical trend rate	—	—	—		—	—	—		7.50%	8.00%	7.50%
Benefit Cost Assumptions
Discount rate	5.15%	5.75%	6.50%	[2]	5.15%	5.75%	6.50%	[2]	5.15%	5.75%	6.50%	[2]
Rate of plan assets	7.75%	8.00%	8.25%		—	—	—		7.80%	7.80%	7.60%
Rate of compensation increase	4.50%	4.50%	4.50%		4.50%	4.50%	4.50%		4.50%	4.50%	4.50%
Medical trend rate	—	—	—		—	—	—		8.00%	8.50%	9.00%
_______________

1.	The Company calculates the present value of the pension liability using a discount rate of 4.75% which represents the single-rate equivalent of the AA rated corporate bond yield curve.

2.
6.50% is the benefit cost discount rate used by Puget Energy.  6.20% is the benefit cost discount rate use by PSE.  The discount rates for the net periodic costs for Puget Energy and PSE were different because of the discount rates in effect as of February 5, 2009, the date of the merger of Puget Energy with Puget Holdings.

The assumed medical inflation rate used to determine benefit obligations is 7.5% in 2012 grading down to 4.90% in 2013.  A 1.0% change in the assumed medical inflation rate would have the following effects:

	2011		2010
(Dollars in Thousands)	1% Increase	1% Decrease	1% Increase	1% Decrease
Effect on post-retirement benefit obligation	$97	$85	$97	$85
Effect on service and interest cost components	5	4	6	5

The Company has selected the expected return on plan assets based on a historical analysis of rates of return and the Company’s investment mix, market conditions, inflation and other factors.  The expected rate of return is reviewed annually based on these factors.  The Company’s accounting policy for calculating the market-related value of assets for the Company’s retirement plan is as follows.  PSE market-related value of assets is based on a five-year smoothing of asset gains/losses measured from the expected return on market-related assets.  This is a calculated value that recognizes changes in fair value in a systematic and rational manner over five years.  The same manner of calculating market-related value is used for all classes of assets, and is applied consistently from year to year.
Puget Energy’s pension and other postretirement benefits income or costs depend on several factors and assumptions, including plan design, timing and amount of cash contributions to the plan, earnings on plan assets, discount rate, expected long-term rate of return, mortality and health care costs trends.  Changes in any of these factors or assumptions will affect the amount of income or expense that Puget Energy records in its financial statements in future years and its projected benefit obligation.  Puget Energy has selected an expected return on plan assets based on a historical analysis of rates of return and Puget Energy’s investment mix, market conditions, inflation and other factors.  As required by merger accounting rules, market-related value was reset to market value effective with the merger.
The discount rates were determined by using market interest rate data and the weighted-average discount rate from Citigroup Pension Liability Index Curve.  The Company also takes into account in determining the discount rate the expected changes in market interest rates and anticipated changes in the duration of the plan liabilities.
The aggregate expected contributions and payments by the Company to fund the retirement plan, SERP and the other postretirement plans for the year ending December 31, 2012 are expected to be at least $22.8 million, $6.1 million and $0.9 million, respectively.

Plan Benefits
The expected total benefits to be paid under the qualified pension plans for the next five years and the aggregate total to be paid for the five years thereafter are as follows:

(Dollars in Thousands)	2012	2013	2014	2015	2016	2017-2021
Total benefits	$47,100	$37,300	$37,000	$38,000	$38,400	$208,800

The expected total benefits to be paid under the SERP for the next five years and the aggregate total to be paid for the five years thereafter are as follows:

(Dollars in Thousands)	2012	2013	2014	2015	2016	2017-2021
Total benefits	$6,137	$1,889	$3,492	$3,284	$3,328	$18,652

The expected total benefits to be paid under the other benefits for the next five years and the aggregate total to be paid for the five years thereafter are as follows:

(Dollars in Thousands)	2012	2013	2014	2015	2016	2017-2021
Total benefits	$1,354	$1,315	$1,259	$1,198	$1,231	$6,453
Total benefits without Medicare Part D subsidy	$1,778	$1,770	$1,739	$1,700	$1,652	$7,476

Plan Assets
Plan contributions and the actuarial present value of accumulated plan benefits are prepared based on certain assumptions pertaining to interest rates, inflation rates and employee demographics, all of which are subject to change.  Due to uncertainties inherent in the estimations and assumptions process, changes in these estimates and assumptions in the near term may be material to the financial statements.
The Company has a Retirement Plan Committee that establishes investment policies, objectives and strategies designed to balance expected return with a prudent level of risk.  All changes to the investment policies are reviewed and approved by the Retirement Plan Committee prior to being implemented.
The Retirement Plan Committee invests trust assets with investment managers who have historically achieved above-median long-term investment performance within the risk and asset allocation limits that have been established.  Interim evaluations are routinely performed with the assistance of an outside investment consultant.  To obtain the desired return needed to fund the pension benefit plans, the Retirement Plan Committee has established investment allocation percentages by asset classes as follows:

	Allocation
Asset Class	Minimum	Target	Maximum
Domestic large cap equity	25%	32%	40%
Domestic small cap equity	0%	10%	15%
Non-U.S. equity	10%	20%	30%
Tactical asset allocation	0%	5%	10%
Fixed income	15%	23%	30%
Real estate	0%	0%	10%
Absolute return	5%	10%	15%
Cash	0%	0%	5%

Plan Fair Value Measurements
Effective December 31, 2009, ASC 715, “Compensation – Retirement Benefits” (ASC 715) directs companies to provide additional disclosures about plan assets of a defined benefit pension or other postretirement plan.  The objectives of the disclosures are to disclose the following: (1) how investment allocation decisions are made, including the factors that are pertinent to an understanding of investment policies and strategies; (2) major categories of plan assets; (3) inputs and valuation techniques used to measure the fair value of plan assets; (4) effect of fair value measurements using significant unobservable inputs (Level 3) on changes in plan assets for the period; and (5) significant concentrations of risk within plan assets.
In September 2009, the FASB issued ASU 2009-12, “Fair Value Measurements and Disclosures: Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).”  The standard allows the reporting entity, as a practical expedient, to measure the fair value of investments that do not have readily determinable fair values on the basis of the net asset value per share of the investment if the net asset value of the investment is calculated in a matter consistent with ASC 946, “Financial Services – Investment Companies.”  The standard requires disclosures about the nature and risk of the investments and whether the investments are probable of being sold at amounts different from the net asset value per share.
The following table sets forth by level, within the fair value hierarchy, the qualified pension plan assets that were accounted for at fair value on a recurring basis as of December 31, 2011 and 2010:

	Recurring Fair Value Measures				Recurring Fair Value Measures
	As of December 31, 2011				As of December 31, 2010
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Non-US equity [1]	$48,382	$42,132	$—	$90,514	$54,298	$52,418	$—	$106,716
Domestic large cap equity [2]	124,303	29,547	—	153,850	144,431	28,376	—	172,807
Domestic small cap equity [3]	45,650	—	—	45,650	55,750	—	—	55,750
Total equities	218,335	71,679	—	290,014	254,479	80,794	—	335,273
Tactical asset allocation [4]	—	26,922	—	26,922	—	29,566	—	29,566
Fixed income securities [5]	106,573	580	—	107,153	102,314	1,982	—	104,296
Absolute return [6]	—	—	45,319	45,319	—	—	48,100	48,100
Cash and cash equivalents [7]	—	9,015	—	9,015	—	6,737	—	6,737
Subtotal	$324,908	$108,196	$45,319	$478,423	$356,793	$119,079	$48,100	$523,972
Net receivables				1,088				2,272
Accrued income				275				225
Total assets				$479,786				$526,469
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1.
Non – US Equity investments are comprised of a (1) mutual fund; and a (2) commingled fund.  The investment in the mutual fund is valued using quoted market prices multiplied by the number of shares owned as of December 31, 2011.  The investment in the commingled fund is valued at the net asset value per share multiplied by the number of shares held as of December 31, 2011.

2.
Domestic large cap equity investments are comprised of (1) common stock, and a (2) commingled fund.  Investments in common stock are valued using quoted market prices multiplied by the number of shares owned as of December 31, 2011.  The investment in the commingled fund is valued at the net asset value per share multiplied by the number of shares held as of December 31, 2011.

3.	Domestic small cap equity investments are comprised of common stock and are valued using quoted market prices multiplied by the number of shares owned as of December 31, 2011.

4.	The tactical asset allocation investment is compromised of a commingled fund, which is valued at the net asset value per share multiplied by the number of shares held as of the measurement date.

5.
Fixed income securities consist of a mutual fund and corporate bonds.  The investment in the mutual fund is valued using quoted market prices multiplied by the number of shares owned as of December 31, 2011.  The corporate bonds are valued using various valuation techniques such as matrix pricing.

6.
As of December 31, 2011 absolute return investments consist of two partnerships.  The partnerships are valued using the financial reports as of December 31, 2011.  These investments are a Level 3 under ASC 820 because the significant valuation inputs are primarily internal to the partnerships with little third party involvement.

7.
The investment consists of a money market fund, which is valued at the net asset value per share of $1.00 per unit as of December 31, 2011.  The money market fund invests primarily in commercial paper, notes, repurchase agreements, and other evidences of indebtedness which are payable on demand or which have a maturity date not exceeding thirteen months from the date of purchase.

Level 3 Roll-Forward
The following table sets forth a reconciliation of changes in the fair value of the plan’s Level 3 assets for the years ended December 31, 2011 and 2010:

	As of December 31, 2011			As of December 31, 2010
(Dollars in Thousands)	Partnership	Mutual Funds	Total	Partnership	Mutual Funds	Total
Balance at beginning of year	$35,481	$12,619	$48,100	$23,214	$23,012	$46,226
Additional investments	11,635	—	11,635	10,473	—	10,473
Distributions	—	(11,635)	(11,635)	—	(11,716)	(11,716)
Realized losses on distributions	—	(290)	(290)	—	(1,370)	(1,370)
Unrealized gains relating to instruments still held at the reporting date	(1,797)	599	(1,198)	1,794	2,693	4,487
Transferred out of level 3 [1]	—	(1,293)	(1,293)	—	—	—
Balance at end of year	$45,319	$—	$45,319	$35,481	$12,619	$48,100
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1.	The plan had no transfers between level 2 and level 1 during the years ended December 31, 2011 or 2010.

The following table sets forth by level, within the fair value hierarchy, the Other Benefits plan assets which consist of insurance benefits for retired employees, at fair value as of December 31, 2011 and 2010:

	Recurring Fair Value Measures			Recurring Fair Value Measures
	As of December 31, 2011			As of December 31, 2010
(Dollars in Thousands)	Level 1	Level 2	Total	Level 1	Level 2	Total
Assets:
Mutual fund [1]	$7,137	$—	$7,137	$8,115	$—	$8,115
Cash equivalents [2]	—	130	130	—	173	173
Total assets	$7,137	$130	$7,267	$8,115	$173	$8,288
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1.
This is a publicly traded balanced mutual fund.  The fund seeks regular income, conservation of principal, and an opportunity for long-term growth of principal and income.  The fair value is determined by taking the number of shares owned by the plan, and multiplying by the market price as of December 31, 2011.

2.
This consists of a deposit fund and a money market fund.  The fair value of the deposit fund is calculated by using the financial reports available as of December 31, 2011.  The money market fund investments are valued at the net asset value per share of $1.00 per unit as of December 31, 2011.  The money market fund invests primarily in commercial paper, notes, repurchase agreements, and other evidences of indebtedness which are payable on demand or which have a maturity date not exceeding thirteen months from the date or purchase.